Summary of Significant Accounting Policies (Details) - $ / $	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Exchange Rate at Balance Sheet Dates	0.00031		0.00036
Exchange Rate for Operating Periods	.00034			.00034